Share Based Compensation	6 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

14 - SHARE BASED COMPENSATION

On October 1, 2021, BJY adopted the 2021 Share Option Plan (“2021 Plan”), under which the maximum number of shares that may be granted is 9,486,042 (1,897,208 shares post 1-for-5 reverse stock split) ordinary shares. During the year ended June 30, 2024, 2023 and 2022, an aggregate of nil, nil and 1,709,310 (341,862 post 1-for-5 reverse stock split) restricted share units (“RSUs”), respectively, and an aggregate of nil, 522,000 and 6,816,417 (nil, 104,400 and 1,363,283 post 1-for-5 reverse stock split) share options, respectively, were granted to management and employees under the 2021 Plan. The number of Class A ordinary share that the options and RSUs granted under the 2021 Plan are exercisable into were adjusted at rate of 1:0.7807324 as a result of the consummation of the Merger.

On January 21, 2023, the Company adopted 2023 Share Incentive Plan (“2023 Plan”), under which the maximum number of Class A ordinary shares that may be issued pursuant to all awards under such plan is initially 12,855,546 (2,571,109 shares post 1-for-5 reverse stock split), which shall automatically be increased or decreased to ensure the number of shares available to issue in a calendar year will represent 6% of all the Company’s issued and outstanding share capital as of the first date of such calendar year.

On April 12, 2024, the Company adopted 2024 Share Incentive Plan (“2024 Plan”), pursuant to which share-based awards may be granted to the Company’s employees, directors and consultants. Under the 2024 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 8,000,000 (calculated on a post-Share Consolidation basis).

RSUs

On October 1, 2021, BJY awarded 1,709,310 (341,862 post 1-for-5 reverse stock split) RSUs to employees and these RSUs were fully vested on December 31, 2021. If the recipient terminates the employment relationship with BJY before the vesting of the RSUs, the unvested portion will be forfeited. If the recipient terminates the employment relationship with BJY after the vesting of the RSUs, the recipient needs to exercise the RSUs within 30 days of resignation, otherwise the RSUs will be cancelled. Each RSU has an exercise price of $0 (RMB 0.0001).

On March 31, 2023, the Company awarded 90,000 (18,000 post 1-for-5 reverse stock split) RSUs to its independent directors, with one-thirds of these RSUs vesting on March 31, 2023, 2024 and 2025, respectively. The exercise price of these RSUs is $0.

On October 31, 2023, the Company awarded 90,000 (18,000 post 1-for-5 reverse stock split) RSUs to its independent directors, with one-thirds of these RSUs vesting on October 31, 2023, the other two one-thirds of these RSUs vesting on March 31,2024 and 2025, respectively. The exercise price of these RSUs is $0.

On October 31, 2023, the Company awarded 5,623,655 (1,124,731 post 1-for-5 reverse stock split) RSUs to its employees. These RSUs vested on October 31, 2023. The exercise price of these RSUs is $0.

On December 31, 2024, the Company awarded 24,379 RSUs to its employees. These RSUs vested on December 31, 2024. The exercise price of these RSUs is $0.

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the six months

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Awarded and unvested as of July 1, 2024	12,000	$25.38
Granted	24,379	$3.61
Cancelled/forfeited	—	$—
Vested	(24,379)	$3.61
Awarded and unvested as of December 31, 2024	12,000	$25.38
Expected to vest as of December 31, 2024	12,000	$25.38

For the six months ended December 31, 2024 and 2023, the Company recognized share-based compensation expense of $268,427 and $13,936,837, respectively, in connection with the above RSU awards.

As of December 31, 2024, $125,583 of total unrecognized compensation expense related to RSUs is expected to be recognized over a weighted average period of approximately 0.25 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Share Options

BJY awarded share options to management and employees. These options have graded vesting schedule over the requisite service period ranging between two and four years, exercise prices ranging from $0 to $2.76 ($0 to $13.8 post 1-for-5 reverse stock split), (RMB0.0001 to RMB20) (RMB0 to RMB100 post 1-for-5 reverse stock split) and expiration period ranging from four to six years. If the recipient terminates the employment relationship with BJY before the vesting of the share options, the unvested portion will be forfeited and the recipient needs to exercise the vested portion within 30 days of resignation, otherwise they will be cancelled. BJY also has the right, but not the obligation, to repurchase from the recipient the shares issued from the option exercise before the occurrence of the BJY’s listing.

The following table summarized the Company’s share option activities for the six months ended December 31, 2024:

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2024	1,409,011	2.62	2.26	6.81	1,559,571
Granted	116,500	1.00	5.00	3.51	304,065
Cancelled/forfeited	(23,360)	8.71	—	4.04	—
Exercised	—	—	—	—	—
Options outstanding on December 31, 2024	1,502,151	3.61	5.82	$10.29	—
Options vested and exercisable on December 31, 2024	1,299,091	2.07	1.83	$7.05	2,001,175

For the six months ended December 31, 2024 and 2023, the Company recognized share-based compensation expense of $140,705 and $942,304, respectively, in connection with the above share options.

The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the Six Months Ended December 31,
	2024	2023
Expected volatility	164.98%	70.80%
Risk-free interest rate	4.38%	4.80%
Expected dividend yield	0.00%	0.00%
Expected life	5.00	5.42

The above inputs have been determined based on the following:

●	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies;

●	Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options;

●	Dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the option;

●	Exercise multiple is based on empirical research on typical share award exercise behavior.

●	Expected life is estimated based on the remaining maturity of the options.

As of December 31, 2024, $687,757 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 2.83 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.